CASH GENERATED BY OPERATIONS	12 Months Ended
Dec. 31, 2020
CASH GENERATED BY OPERATIONS
Disclosure of cash generated by operations

34.    Cash generated by operations

Figures in million - SA rand	Notes	2020	2019	2018
Profit/(Loss) for the year		30,621.6	432.8	(2,520.7)
Royalties	11.1	1,765.0	431.0	212.6
Carbon tax		5.2	12.9	-
Mining and income tax	11.2	4,858.2	(1,733.0)	1,083.8
Interest income	5.1	(1,065.4)	(560.4)	(482.1)
Finance expense	5.2	3,151.8	3,302.5	3,134.7
Profit before interest, royalties and tax		39,336.4	1,885.8	1,428.3
Non-cash adjusting items:
Amortisation and depreciation	4	7,592.4	7,214.1	6,613.8
Share-based payments	6.7	512.4	363.3	299.4
Loss/(gain) on financial instruments		1,904.8	5,731.3	(1,591.3)
Gain on foreign exchange differences		(409.9)	(461.4)	(241.3)
Share of results of equity-accounted investees after tax	18	(1,699.8)	(721.0)	(344.2)
(Reversal of impairments)/Impairments	10	(121.4)	86.0	3,041.4
Gain on derecognition of borrowings and derivative financial instrument	28.4, 28.5	-	-	(230.0)
Loss on settlement of US$ Convertible Bond	28.5	1,506.7	-	-
Occupational healthcare expense	31	52.3	(39.6)	15.4
Change in estimate of environmental rehabilitation obligation		(464.1)	89.6	(90.4)
Gain on acquisition	16.1	-	(1,103.0)	-
Deferred revenue recognised	32	(2,256.4)	(2,227.5)	-
Loss on BTT early settlement	32	186.2	-	-
Cash adjusting items:
Income on settlement of dispute	8.2	(580.0)	-	-
Payment of occupational healthcare liability	31	(236.1)	(67.9)	-
Other non-cash and cash adjusting items		(138.0)	(183.8)	(192.1)
Total cash generated by operations		45,185.5	10,565.9	8,709.0